Schedule of Investments (unaudited)
March 31, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
General Dynamics Corp.	1,289	$ 351,356
L3Harris Technologies, Inc.	124	25,954
Lockheed Martin Corp.	5,642	2,520,338
Northrop Grumman Corp.	4,547	2,328,109
		5,225,757
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	2	205
Expeditors International of Washington, Inc.	10,351	1,244,708
FedEx Corp.	1,074	261,819
United Parcel Service, Inc., Class B	5,809	638,932
		2,145,664
Automobile Components — 0.1%
BorgWarner, Inc.	6,969	199,662
Automobiles — 1.0%
Ford Motor Co.	2	20
Tesla, Inc.(a)	9,921	2,571,126
		2,571,146
Banks — 2.6%
Bank of America Corp.	59,480	2,482,100
JPMorgan Chase & Co.	13,058	3,203,128
PNC Financial Services Group, Inc. (The)	4,651	817,506
		6,502,734
Beverages — 0.2%
Coca-Cola Co. (The)	369	26,428
PepsiCo, Inc.	3,563	534,236
		560,664
Biotechnology — 3.6%
AbbVie, Inc.	10,716	2,245,216
Amgen, Inc.	1,399	435,858
Biogen, Inc.(a)	447	61,168
BioMarin Pharmaceutical, Inc.(a)	2,670	188,742
Exelixis, Inc.(a)	1,666	61,509
Gilead Sciences, Inc.	30,079	3,370,352
Incyte Corp.(a)	1,513	91,612
Natera, Inc.(a)	3,466	490,127
Neurocrine Biosciences, Inc.(a)	9,568	1,058,221
Regeneron Pharmaceuticals, Inc.	149	94,500
United Therapeutics Corp.(a)(b)	3,395	1,046,577
		9,143,882
Broadline Retail — 4.3%
Amazon.com, Inc.(a)(c)	56,454	10,740,938
Etsy, Inc.(a)	3,096	146,069
Kohl’s Corp.	497	4,066
		10,891,073
Building Products — 0.4%
Trane Technologies PLC	3,102	1,045,126
Capital Markets — 3.3%
Cboe Global Markets, Inc.	474	107,261
CME Group, Inc., Class A(c)	12,351	3,276,597
Houlihan Lokey, Inc., Class A	4	646
Intercontinental Exchange, Inc.	18,703	3,226,267
Janus Henderson Group PLC	11,128	402,277
Moody’s Corp.	71	33,064
Morgan Stanley	2,076	242,207
Piper Sandler Cos.	2	495
Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	2,195	$ 1,115,280
T Rowe Price Group, Inc.	2	184
		8,404,278
Chemicals — 1.0%
Dow, Inc.	116	4,051
FMC Corp.	1,374	57,969
LyondellBasell Industries NV, Class A	35,083	2,469,843
		2,531,863
Commercial Services & Supplies — 2.3%
Cintas Corp.	13,721	2,820,077
Waste Management, Inc.	12,393	2,869,103
		5,689,180
Communications Equipment — 1.9%
Cisco Systems, Inc.	27,233	1,680,549
Juniper Networks, Inc.	1,781	64,454
Motorola Solutions, Inc.	6,927	3,032,710
		4,777,713
Construction & Engineering — 0.3%
EMCOR Group, Inc.	1,825	674,575
MasTec, Inc.(a)	1,192	139,118
		813,693
Consumer Finance — 0.0%
American Express Co.	146	39,281
OneMain Holdings, Inc.	44	2,151
		41,432
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	866	819,046
Target Corp.	14,551	1,518,542
Walmart, Inc.	50,448	4,428,830
		6,766,418
Containers & Packaging — 0.8%
Packaging Corp. of America	9,834	1,947,329
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	1,593	202,375
Diversified Telecommunication Services — 1.8%
AT&T Inc.	30,607	865,566
Verizon Communications, Inc.	82,043	3,721,470
		4,587,036
Electric Utilities — 1.1%
Duke Energy Corp.	1,844	224,913
Edison International	6,672	393,114
Entergy Corp.	6,259	535,082
Evergy, Inc.	2,896	199,679
NextEra Energy, Inc.	50	3,544
OGE Energy Corp.	2,933	134,801
Pinnacle West Capital Corp.	13,868	1,320,927
Xcel Energy, Inc.	2	142
		2,812,202
Electrical Equipment — 0.4%
AMETEK, Inc.	374	64,381
Eaton Corp. PLC	3,610	981,306
		1,045,687
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	20,027	1,313,571
Corning, Inc.	8	366
TE Connectivity PLC	19,393	2,740,619
		4,054,556

Schedule of Investments (unaudited) (continued)
March 31, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.4%
Netflix, Inc.(a)	952	$ 887,769
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(a)	4,290	2,284,768
Mastercard, Inc., Class A	8,405	4,606,949
Visa, Inc., Class A	12,380	4,338,695
		11,230,412
Food Products — 1.0%
Conagra Brands, Inc.	2	53
Ingredion, Inc.	1,405	189,970
Kellanova	1,371	113,094
Pilgrim’s Pride Corp.(a)	23,429	1,277,115
Tyson Foods, Inc., Class A	14,625	933,221
		2,513,453
Gas Utilities — 0.1%
National Fuel Gas Co.	2,338	185,146
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	8,079	1,071,679
Boston Scientific Corp.(a)	7,187	725,025
Dexcom, Inc.(a)	302	20,624
Medtronic PLC	7,319	657,685
Stryker Corp.	1,230	457,867
		2,932,880
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	18,832	2,594,485
Centene Corp.(a)	7,036	427,155
Cigna Group (The)	958	315,182
Encompass Health Corp.	1,071	108,471
HCA Healthcare, Inc.	4,723	1,632,033
UnitedHealth Group, Inc.	4,858	2,544,377
		7,621,703
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	2	41
Omega Healthcare Investors, Inc.	15,297	582,510
Ventas, Inc.	17,811	1,224,684
		1,807,235
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	2,876	343,567
Booking Holdings, Inc.	757	3,487,431
Brinker International, Inc.(a)	2	298
Chipotle Mexican Grill, Inc.(a)	743	37,306
Domino’s Pizza, Inc.	79	36,297
DoorDash, Inc., Class A(a)	2,681	490,006
McDonald’s Corp.	14	4,373
Texas Roadhouse, Inc.	7,110	1,184,739
Wyndham Hotels & Resorts, Inc.	405	36,657
		5,620,674
Household Durables — 0.0%
Garmin Ltd.	561	121,810
Household Products — 2.0%
Clorox Co. (The)	260	38,285
Colgate-Palmolive Co.	33,283	3,118,617
Kimberly-Clark Corp.	9,667	1,374,841
Procter & Gamble Co. (The)	2,655	452,465
		4,984,208
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	173	36,633
Insurance — 3.2%
Allstate Corp. (The)	430	89,040
Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	6,898	$ 905,983
CNA Financial Corp.	8,413	427,296
Marsh & McLennan Cos., Inc.	8,754	2,136,239
Progressive Corp. (The)	9,801	2,773,781
Travelers Cos., Inc. (The)	6,332	1,674,561
		8,006,900
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(c)	43,755	6,766,273
Alphabet, Inc., Class C, NVS	24,341	3,802,794
Meta Platforms, Inc., Class A	8,674	4,999,347
		15,568,414
IT Services — 0.9%
Accenture PLC, Class A	7,355	2,295,054
Leisure Products — 0.7%
Hasbro, Inc.	27,910	1,716,186
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	502	249,795
Machinery — 0.5%
Cummins, Inc.	2,609	817,765
Parker-Hannifin Corp.	938	570,163
		1,387,928
Media — 1.2%
Comcast Corp., Class A	72,225	2,665,103
Fox Corp., Class A, NVS	2,987	169,064
New York Times Co. (The), Class A	1,819	90,222
Nexstar Media Group, Inc., Class A	4	717
Omnicom Group, Inc.	945	78,350
		3,003,456
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	419	4,014
Annaly Capital Management, Inc.	58,261	1,183,281
		1,187,295
Multi-Utilities — 0.0%
CMS Energy Corp.	507	38,081
Consolidated Edison, Inc.	346	38,264
Public Service Enterprise Group, Inc.	2	164
		76,509
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	1,392	322,109
Chevron Corp.	14,684	2,456,486
ConocoPhillips	12,795	1,343,731
Coterra Energy, Inc.	923	26,675
DT Midstream, Inc.	274	26,435
EOG Resources, Inc.	4,129	529,503
Hess Corp.	4	639
Kinder Morgan, Inc.	1,396	39,828
ONEOK, Inc.	5,437	539,459
Targa Resources Corp.	185	37,087
Williams Cos., Inc. (The)	35,821	2,140,663
		7,462,615
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	6,170	269,012
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	12,466	760,301
Eli Lilly & Co.	3,303	2,727,981
Johnson & Johnson	102	16,916
Merck & Co., Inc.	41,933	3,763,906

Schedule of Investments (unaudited) (continued)
March 31, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	128,870	$ 3,265,566
Zoetis, Inc., Class A	231	38,034
		10,572,704
Professional Services — 0.0%
Leidos Holdings, Inc.	14	1,889
Robert Half, Inc.	16	873
		2,762
Retail REITs — 0.7%
Kimco Realty Corp.	10	213
NNN REIT, Inc.	882	37,617
Simon Property Group, Inc.	10,063	1,671,263
		1,709,093
Semiconductors & Semiconductor Equipment — 8.4%
Broadcom, Inc.	12,581	2,106,437
Lam Research Corp.	23,133	1,681,769
Marvell Technology, Inc.	7,033	433,022
NVIDIA Corp.(c)	121,096	13,124,384
QUALCOMM, Inc.	14,955	2,297,238
Texas Instruments, Inc.	7,859	1,412,262
		21,055,112
Software — 9.4%
Adobe, Inc.(a)	5,057	1,939,511
Autodesk, Inc.(a)	1,998	523,076
Box, Inc., Class A(a)	3,947	121,804
Elastic NV(a)	389	34,660
Fair Isaac Corp.(a)	15	27,662
Fortinet, Inc.(a)	28,590	2,752,073
Guidewire Software, Inc.(a)	8	1,499
HubSpot, Inc.(a)	550	314,210
Microsoft Corp.(c)	44,314	16,635,033
ServiceNow, Inc.(a)	1,353	1,077,178
Tyler Technologies, Inc.(a)	321	186,626
		23,613,332
Specialized REITs — 1.2%
Crown Castle, Inc.	2	208
CubeSmart	24,566	1,049,214
Digital Realty Trust, Inc.	10	1,433
Extra Space Storage, Inc.	5,282	784,324
Iron Mountain, Inc.	12,223	1,051,667
Lamar Advertising Co., Class A	613	69,747
Public Storage	82	24,542
Weyerhaeuser Co.	4	117
		2,981,252
Security	Shares	Value
Specialty Retail — 1.9%
Best Buy Co., Inc.	16	$ 1,178
Home Depot, Inc. (The)	9,972	3,654,638
TJX Cos., Inc. (The)	8,824	1,074,763
Urban Outfitters, Inc.(a)	1,939	101,604
		4,832,183
Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.(c)	70,975	15,765,677
NetApp, Inc.	18	1,581
		15,767,258
Textiles, Apparel & Luxury Goods — 0.0%
Ralph Lauren Corp., Class A	89	19,646
Tobacco — 1.2%
Altria Group, Inc.	29,532	1,772,511
Philip Morris International, Inc.	8,558	1,358,411
		3,130,922
Trading Companies & Distributors — 0.0%
Watsco, Inc.	92	46,764
Total Long-Term Investments — 97.2% (Cost: $248,016,627)		244,855,585
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(d)(e)	5,750,570	5,750,570
Total Short-Term Securities — 2.3% (Cost: $5,750,570)		5,750,570
Total Investments Before Options Written — 99.5% (Cost: $253,767,197)		250,606,155
Options Written — (0.4)% (Premiums Received: $(1,736,569))		(1,004,595)
Total Investments Net of Options Written — 99.1% (Cost: $252,030,628)		249,601,560
Other Assets Less Liabilities — 0.9%		2,289,842
Net Assets — 100.0%		$ 251,891,402

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
March 31, 2025
iShares Advantage Large Cap Income ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ — (b)	$ —	$ —	$ —	$ —	—	$ 56 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,430,923	319,647 (b)	—	—	—	5,750,570	5,750,570	57,401	—
				$ —	$ —	$ 5,750,570		$ 57,457	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	101	06/20/25	$ 28,549	$ (28,519)
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	42	04/04/25	USD	5,775.00	USD	23,570	$(26,250)
S&P 500 Index	42	04/11/25	USD	5,660.00	USD	23,570	(249,270)
S&P 500 Index	43	04/17/25	USD	5,675.00	USD	24,131	(283,800)
S&P 500 Index	45	04/25/25	USD	5,640.00	USD	25,253	(445,275)
							$(1,004,595)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited) (continued)
March 31, 2025
iShares Advantage Large Cap Income ETF
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 244,855,585	$ —	$ —	$ 244,855,585
Short-Term Securities
Money Market Funds	5,750,570	—	—	5,750,570
	$ 250,606,155	$ —	$ —	$ 250,606,155
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,033,114)	$ —	$ —	$ (1,033,114)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust